Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

5. Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
In-vehicle devices—installed	$71,110	$51,454
In-vehicle devices—uninstalled	2,843	1,127
Computer equipment	3,984	3,088
Internal-use software	2,393	1,462
Furniture and fixtures	999	579
Leasehold improvements	687	343

Total property and equipment	82,016	58,053
Less: Accumulated depreciation and amortization	(40,884)	(31,205)

Property and equipment, net	$41,132	$26,848

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2012 and 2011 totaled $9,547 and $7,581, respectively, of which $8,744 and $7,111 was recorded in cost of subscription revenue related to depreciation of installed in-vehicle devices and amortization of internal-use software and the remainder was included in various operating expenses. The carrying value of installed in-vehicle devices (including shipping and installation costs), net of accumulated depreciation, was $34,097 and $22,485 at December 31, 2012 and 2011, respectively.

During the years ended December 31, 2012 and 2011, the Company capitalized costs of $883 and $686, respectively, associated with the development of its internal-use software related to its on-demand software accessed by customers via its website and the website itself. Amortization expense of the internal-use software totaled $573 and $336 during the years ended December 31, 2012 and 2011, respectively. The carrying value of capitalized internal-use software was $1,328 and $996 as of December 31, 2012 and 2011, respectively. Foreign exchange differences also contribute to changes in the carrying value of internal-use software.

As of December 31, 2012 and 2011, the gross amount of assets under capital leases totaled $1,121 and $1,067, respectively, and related accumulated amortization totaled $456 and $99, respectively.

During the years ended December 31, 2012 and 2011, the Company expensed $2,150 and $950, respectively, associated with the replacement of installed in-vehicle devices that had become defective. The expense was recorded in cost of subscription revenue and is included in loss on disposal of property and equipment and other assets in the consolidated statements of cash flows.